FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 11) R$ in Millions	Dec. 31, 2022 BRL (R$)
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	R$ 14,043
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	16,875
Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	76
Not later than one month [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	2,702
Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	580
Later than one month and not later than three months [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	786
Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,443
Later than three months and not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,443
Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	10,897
Later than one year and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	10,897
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,047
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,047
Loans Financings And Debentures [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	12,892
Loans Financings And Debentures [Member] | Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	55
Loans Financings And Debentures [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	536
Loans Financings And Debentures [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,244
Loans Financings And Debentures [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	10,439
Loans Financings And Debentures [Member] | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	618
Onerous Concessions [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	34
Onerous Concessions [Member] | Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk
Onerous Concessions [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1
Onerous Concessions [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	3
Onerous Concessions [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	13
Onerous Concessions [Member] | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	17
Debt with pension plan (forluz) [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	274
Debt with pension plan (forluz) [member] | Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	15
Debt with pension plan (forluz) [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	30
Debt with pension plan (forluz) [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	136
Debt with pension plan (forluz) [member] | Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	93
Debt with pension plan (forluz) [member] | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk
Deficit of the pension plan [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	843
Deficit of the pension plan [member] | Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	6
Deficit of the pension plan [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	13
Deficit of the pension plan [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	60
Deficit of the pension plan [member] | Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	352
Deficit of the pension plan [member] | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	412
Suppliers [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	2,832
Suppliers [Member] | Not later than one month [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	2,626
Suppliers [Member] | Later than one month and not later than three months [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	206
Suppliers [Member] | Later than three months and not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk
Suppliers [Member] | Later than one year and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk
Suppliers [Member] | Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk